Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Gross revenues	$ 84,797	$ 79,416
Sales deductions	(10,411)	(22,436)
Revenue	74,386	56,980
Cost of revenue	(2,343)	(137,878)
Gross profit	72,043	(80,898)
Operating expenses:
General and administrative	2,934,934	1,319,698
Stock-based compensation	2,368,168	1,356,795
Exploration	244,637
Other operating expenses	748	18,656
Total operating expenses	5,548,487	2,695,149
Loss from operations	(5,476,444)	(2,776,047)
Other (expense) income:
Other (expense) income	4,946
Finance (costs) income	103,767	(23,306)
Total other (expense) income	108,713	(23,306)
Loss before provision for income taxes	(5,367,731)	(2,799,353)
Provision for income taxes
Net loss	$ (5,367,731)	$ (2,799,353)
Basic and diluted loss per share
Basic loss per share	$ (1.08)	$ (0.94)
Diluted loss per share	$ (1.08)	$ (0.94)
Weighted-average number of common shares outstanding:
Weighted average number of common shares outstanding - Basic	4,950,536	2,988,974
Weighted average number of common shares outstanding - Diluted	4,950,536	2,988,974
Comprehensive loss:
Net loss	$ (5,367,731)	$ (2,799,353)
Foreign currency translation adjustment		176,477
Cumulative adjustment of the valuation of fin. instruments	59,004
Comprehensive loss	$ (5,308,727)	$ (2,622,876)